Note 26 - Share-based Expenses - Share-based Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Equity-settled share-based payment expense	$ 806	$ 14	$ 835	[1]	$ 170
Cash-settled share-based payment expense		315	976	[1]	618
Share option programmes [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense		14	29		170
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		218	853		618
Facilitation and advanced dividend loan modification [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense			806
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		$ 97	$ 123

[1]	Restated, refer note 4(a).